Net finance (expense) income (Tables)	12 Months Ended
Dec. 31, 2023
Finance Income (Expenses), Net [Abstract]
Schedule of finance (expenses) income, net

	For the year ended December 31
	2023	2022	2021
Net fair value gain of warrant liabilities	7,877	12,195	5,851
Net fair value gain of shares held in escrow	11,187	61,795	4,506
Interest income	660	97	56
Finance income	19,724	74,087	10,413

Banking expenses	$(1,315)	$(781)	$(1,056)
Bank fees	(2,812)	(8,498)	(2,263)
Other financial expenses	(868)	(1,033)	(354)
Interest expense	(40,852)	(25,849)	(85,579)
Finance expense	$(45,847)	$(36,161)	$(89,252)
Net finance (expense) income	$(26,123)	$37,926	$(78,839)